Income and Expenses Items - Summary of Finance Costs and Finance Income (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Analysis Of Income And Expense [Abstract]
Interest on debts and borrowings	$ 1,027	$ 536	$ 754
Interest on leases liabilities	70	79	91
Total interest expenses	1,097	615	845
Banking charges	154	129	167
Total finance costs	1,251	744	1,012
Interest income	123	320	506
Total finance income	$ 123	$ 320	$ 506